[ Janus Letterhead ]
December 27, 2010
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 137 and Amendment No. 120 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to make certain non-material changes and update financial information. The prospectuses and statements of additional information (“SAIs”) included in Post-Effective Amendment No. 136, filed on November 12, 2010, are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and classes:

Series	Class
Fixed-Income Fund
Janus Global Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Global & International Fund
Janus Emerging Markets Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
The Registrant has marked the individual prospectuses and SAIs comprising the Amendment to show changes made since Post-Effective Amendment No. 134, filed on October 15, 2010, and Post-Effective Amendment No. 135, filed on October 27, 2010, as applicable.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on December 28, 2010, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Donna Brungardt